Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Changes in goodwill [abstract]
Summary of key assumptions used for assessing the recoverable amount of goodwill

	2024	2023

Gold price ($/oz)	$2,600 - $2,100	$1,900 - $1,700
Real discount rate	5.75% - 7.25%	6.25% - 7.25%